COMMITMENTS AND CONTINGENCIES (Details Narrative) - 12 months ended Dec. 31, 2021	CAD ($)	USD ($)
Statement [Line Items]
Short-term lease commitment	$ 50,000
Net profits royalty interest	3.00%	3.00%
Aggregate annual payment		$ 3,000,000
Undiscounted commitment	$ 431,000
Pebble Services Inc.
Statement [Line Items]
Undiscounted commitment	$ 431,000
Pipeline Right Of Way Bond Commitment
Statement [Line Items]
Bond		$ 300
Office Use Commitment
Statement [Line Items]
Agreement end date	April 29, 2026	April 29, 2026